DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2017
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

NOTE 1 — DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION:

Spin-Off from Overseas Shipholding Group, Inc.

On November 30, 2016 (the “Distribution Date”), International Seaways, Inc. (“INSW”), a Marshall Islands corporation, and its wholly owned subsidiaries (the “Company” or “INSW”, or “we” or “us” or “our”), became a public entity as a result of its spin-off (the “Distribution”) from Overseas Shipholding Group, Inc. (“OSG”), a publicly traded company incorporated in Delaware (United States). The spin-off separated OSG and INSW into two distinct businesses with separate management. OSG retained the U.S. Flag business and INSW holds entities and other assets and liabilities that formed OSG’s former International Flag business.

On November 30, 2016, we amended and restated our articles of incorporation (“Amended and Restated Articles of Incorporation”). In accordance with the Amended and Restated Articles of Incorporation, immediately prior to the distribution, as described in the following paragraph, the Company effected a stock split of its 102.21 issued and outstanding shares of common stock, which were all owned by OSG, to allow for a prorata dividend of such shares to the holders of OSG common stock and warrants. In accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) ASC 260, Earnings Per Share, the Company adjusted the computations of basic and diluted earnings per share retroactively for all periods presented to reflect that change in its capital structure. Following the distribution our authorized capital stock consisted of 100,000,000 shares of common stock without par value and 10,000,000 shares of preferred stock without par value.

The spin-off transaction was in the form of a pro rata dividend of 100% of the common stock of INSW to holders of OSG common stock and warrants. Effective as of 5:00 p.m., New York time, on the Distribution Date (the “Effective Time”), our common stock was distributed, on a pro rata basis, to OSG’s stockholders and warrant holders of record as of 5:00 p.m., New York time, on November 18, 2016 (the “Record Date”). On the Distribution Date, each holder of OSG common stock received 0.3333 shares of our common stock for every share of OSG common stock held on the Record Date. Each holder of OSG warrants received 0.3333 shares of our common stock for every one share of OSG common stock they would have received if they exercised their warrants immediately prior to the Distribution (or 0.063327 INSW shares per warrant), treating such warrants on an as-exercised basis without deduction for the exercise price of such warrants. Fractional shares of our common stock were not distributed in the spin-off. Holders of OSG common stock and warrants received cash in lieu of fractional shares of our common stock. Our common stock began “regular-way” trading on the New York Stock Exchange on December 1, 2016, under the symbol “INSW.”

The spin-off was completed pursuant to a separation and distribution agreement (the “Separation and Distribution Agreement”) and several other agreements with OSG related to the spin-off, including a transition services agreement (the “Transition Services Agreement”) and an employee matters agreement (the “Employee Matters Agreement”) dated November 30, 2016. These agreements govern the relationship between us and OSG following the spin-off and provide for the allocation of various assets, liabilities, rights and obligations. These agreements also include arrangements for transition services that were provided by OSG to the Company and by the Company to OSG. See Note 13, “Related Parties,” for additional discussion of the significant agreements with OSG.

Nature of the Business

The Company is engaged primarily in the ocean transportation of crude oil and petroleum products in international markets. The Company’s business is currently organized into two reportable segments: Crude Tankers and Product Carriers. The crude oil fleet is comprised of most major crude oil vessel classes. The products fleet transports refined petroleum product cargoes from refineries to consuming markets characterized by both long and short-haul routes. Through joint venture partnerships, the Company operates four liquefied natural gas (“LNG”) carriers and two Floating Storage and Offloading (“FSO”) service vessels.

As of December 31, 2017, the Company’s operating fleet consisted of 55 vessels, 49 of which were owned (including four LNG carriers and two FSO service vessels in which the Company has joint venture ownership interests), with the remaining vessels chartered-in. Subsequent to December 31, 2017, we delivered a 2002-built and a 2004-built MR to buyers (see Note 5, “Vessels”, to the accompanying consolidated financial statements). Vessels chartered-in may be bareboat charters or time charters. Under either a bareboat charter or time charter, a customer pays a fixed daily or monthly rate for a fixed period of time for use of the vessel. Under a bareboat charter, the customer pays all costs of operating the vessel, including voyage expenses, such as fuel, canal tolls and port charges, and vessel expenses such as crew costs, vessel stores and supplies, lubricating oils, maintenance and repair, insurance and communications associated with operating the vessel. Under a time charter, the customer pays all voyage expenses and the shipowner pays all vessel expenses. The Company’s operating fleet list excludes vessels chartered-in where the duration of the charter was one year or less at inception. The Marshall Islands is the principal flag of registry of the Company’s vessels.

Basis of Presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries.

For the eleven-month period ended November 30, 2016 and the years ended December 31, 2015, the accompanying consolidated financial statements include the assets, liabilities, revenues and expenses of the individual entities that comprise the Company carved out from the historical results of operations, cost basis of the assets and liabilities and cash flows of OSG for these entities using both specific identification and allocation consistent with prior periods.

For the eleven month period ended November 30, 2016 and the years ended December 31, 2015, the Company functioned as part of the larger group of companies controlled by OSG, and accordingly, OSG performed certain corporate overhead functions for the Company. Therefore, certain costs related to the Company have been allocated from OSG. These allocated costs are primarily related to corporate administrative expenses, reorganization costs and employee related costs, including pensions and other benefits for corporate and shared employees, for the following functional groups: information technology, legal services, accounting and finance services, human resources, marketing and contract support, customer support, treasury and cash management, facility and other corporate and infrastructural services. The costs associated with these services and support functions have been allocated to the Company primarily based on either the proportion of time spent by employees within the above functions on tasks related to or for the benefit of the Company’s entities or the proportion of ship operating days of the Company. Ship operating days are defined as the total number of days vessels are owned or chartered in during a period. A portion of this cost allocation was offset by costs for certain corporate functions held within the Company (including information technology functions) that have historically provided services to OSG and non-INSW subsidiaries of OSG. The net costs allocated for these functions are included in general and administrative expenses, technical management and transition costs, separation and transition costs and reorganization items, net within the consolidated financial statements. The tax provisions for the Company have been provided using a separate tax return methodology.

Management believes the assumptions and allocations are reasonable. The expenses and cost allocations have been determined on a basis considered to be a reasonable reflection of the utilization of services provided to or the benefit received by the Company during the periods relative to the total costs incurred by OSG. However, the amounts recorded may not be representative of the amounts that would have been incurred had the Company been an entity that operated independently of OSG. Consequently, these consolidated financial statements may not be indicative of the Company’s future performance and do not necessarily reflect what its consolidated results of operations, financial position and cash flows would have been had the Company operated as a separate entity apart from OSG during the eleven-month period ended November 30, 2016 and the year ended December 31, 2015.

Following our spin-off from OSG on November 30, 2016, we now perform functions previously performed by OSG using internal resources and purchased services, some of which were being provided by OSG during a transitional period that ended on June 30, 2017 pursuant to the Transition Services Agreement.

All intercompany balances and transactions within the Company have been eliminated. Investments in 50% or less owned affiliated companies, in which the Company exercises significant influence, are accounted for by the equity method.

Dollar amounts, except per share amounts are in thousands.

Changes in Basis of Presentation

The Company adopted several accounting pronouncements as of January 1, 2018. The “Recently Adopted Accounting Standards” section of Note 2 below includes a discussion of each standard and the impacts of the retrospective applications of such standards upon this recast of certain of the financial information included in the Company’s Form 10-K for the year ended December 31, 2017.

Parent Company [Member]
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

NOTE A — BASIS OF PRESENTATION AND DESCRIPTION OF BUSINESS

International Seaways, Inc. (the “Parent”) is the Parent company that conducts substantially all of its business operations through its subsidiaries. The condensed financial information and related notes have been prepared in accordance with Rule

12.04, Schedule I of Regulation S-X. This financial information should be read in conjunction with the consolidated financial statements and notes thereto of International Seaways, Inc., and subsidiaries (collectively, the “Company”).

The Parent owns 100% of International Seaways Operating Corporation (“ISOC”), which is incorporated in the Marshall Islands, and OIN Delaware LLC, which is incorporated in the state of Delaware. The Parent owns 99.99% of OSG-NNA Ship Management Services Inc, which is incorporated in the Philippines. The Parent has 49.90% interest in a joint venture, OSG Nakilat Corporation (“LNG Joint Venture”), which is incorporated in the Marshall Islands. The following subsidiaries of the Parent are in the process of being dissolved: ERN Holdings Inc. and Oleron Tankers S.A., which are incorporated in Panama, OSG Ship Management Manila, Inc. which is incorporated in the Philippines, and Ship Paying Corporation No. 3, which is incorporated in Liberia. ISOC and its subsidiaries own and operate a fleet of oceangoing vessels engaged in the transportation of crude oil and refined petroleum products in the international markets.